Accounts receivable, unbilled revenue (contract assets) and unearned revenue or payments on account (contract liabilities) - Contract Assets and Liabilities (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Billed services (accounts receivable)	$ 684,355	$ 722,420
Unbilled services (unbilled revenue)	415,390	428,684
Accounts receivable and unbilled revenue	1,099,745	1,151,104
Allowance for credit losses	(7,108)	(7,149)
Accounts receivable and unbilled revenue, net	1,092,637	1,143,955
Change in unbilled services (unbilled revenue)	$ (13,294)
Percentage change in unbilled services (unbilled revenue)	(3.10%)
Unearned revenue (payments on account)	$ (675,234)	(660,883)
Change in unearned revenue (payments on account)	$ (14,351)
Percentage change in unearned revenue (payments on account)	2.20%
Net balance	$ (259,844)	$ (232,199)
Change in net balance	$ (27,645)
Percentage change in net balance	11.90%